OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

March 27, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer International Equity Fund Post-Effective Amendment No. 56 under the Securities Act and Amendment No. 59 under the Investment Company Act File Nos. 33-34720; 811-06105

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act“), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer International Equity Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 56 under the Securities Act and Amendment No. 59 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is not able to be effectively tagged to indicate changes from Post-Effective Amendment No. 52 to the Registration Statement due to a system upgrade. A marked version of the Amendment against Post-Effective Amendment No. 52 will be sent to the Commission Staff upon request. This filing is being made to (i) include updated performance and expense information; (ii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended November 30, 2016; (iii) include disclosure revisions consistent with staff comments on the Fund’s Post-Effective Amendment No. 54; and (iv) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission“) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective March 28, 2017, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Senior Vice President and Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Associate General Counsel

cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP KPMG LLP Gloria LaFond